Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment - VIECO USA, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the estimated useful life or lease term
Machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Aircraft [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
IT software and Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
IT software and Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years